Employee Future Benefits - Summary of Amounts Recognized in Consolidated Statements of Financial Position (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability		$ 0
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	$ 4,817	4,901
Fair value of plan assets	4,453	4,595
Deficit	364	306
Effect of asset limit	4
Deficit and net defined benefit liability	368	306
Pension defined benefit plans [member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(391)	(446)
Pension defined benefit plans [member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	759	752
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	645	638
Fair value of plan assets	598	606
Deficit	47	32
Deficit and net defined benefit liability	47	32
Retiree welfare plans [Member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(120)	(134)
Retiree welfare plans [Member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	$ 167	$ 166